ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	As of December 31,
	2024	2025
Accounts receivable*	$28,567,980	$37,903,617
Provision for credit losses	(188,432)	(1,607,934)
Accounts receivable, net	$28,379,548	$36,295,683

*	$4,025,547 and $ 8,805,611 in accounts receivable were pledged as collateral for short-term borrowing as of December 31, 2024 and December 31, 2025 (Note 12).

The Group recorded provision for credit losses of nil, $188,432 and $1,607,934 for the years ended December 31, 2023, 2024 and 2025 respectively.

Reversal of provision for credit losses were $11,041, nil and nil for the years ended December 31, 2023, 2024 and 2025, respectively. The Group did not incur any accounts receivable write-offs during the years ended December 31, 2023, 2024, and 2025.